BACKGROUND (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2024
Codere Online Luxembourg S.A. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company
Ownership percentage		100.00%
Location	Luxembourg
Codere Online U.S. Corp. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage		100.00%
Location	United States
Servicios de Juego Online S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company
Ownership percentage		100.00%
Location	Spain
Codere Online S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage		100.00%
Location	Spain
Codere Online Colombia SAS [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage		100.00%
Location	Colombia
Operating Management Services Panama S.A. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage		100.00%
Location	Panama
LIFO AenP [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage		99.99%
Location	Mexico
Codere Online Mexico S Ade C V [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage		100.00%
Location	Mexico
Codere Online Argentina S A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage		95.00%
Location	Argentina
Codere Israel Marketing Support Services L T D [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage		100.00%
Location	Israel